2019 Acquisition (Tables)	9 Months Ended
Sep. 30, 2019
Business Combinations [Abstract]
Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed Based on Estimated Fair Values at Acquisition Date

The following presents the preliminary allocation of purchase price to the assets acquired and liabilities assumed, based on their estimated fair values at acquisition date:

Total
(in thousands)
Inventory	$297
Goodwill	745
Intangible assets	333

Net assets acquired	$1,375

Amounts Assigned to Goodwill and Major Intangibles Asset Classifications

The amounts assigned to goodwill and major intangible asset classifications were as follows:

	Amount allocated	Useful life (in years)
	(in thousands)
Goodwill	$745	n.a.
Trademarks	310	5
Transition services agreement	11	< 1
Non-competition agreement	12	3

Total	$1,078

Unaudited Pro Forma Information

The acquisition of the Aussie Health Assets is reflected in the following unaudited pro forma information as if the acquisition had been effective on January 1, 2018.

	Three Months Ended September 30,	Three Months Ended September 30,	Nine Months Ended September 30,	Nine Months Ended September 30,
	2018	2019	2018	2019
	(in thousands)		(in thousands)
Net revenue as reported	$24,672	$40,603	$53,576	$88,817
Aussie Health net revenue	$485	$1,350	$512	$1,759

Net revenue pro forma	$25,157	$41,953	$54,088	$90,576

Operating loss as reported	$(4,707)	$(10,413)	$(21,772)	$(23,887)
Aussie Health operating income	$90	$243	$85	$310

Operating loss pro forma	$(4,617)	$(10,170)	$(21,687)	$(23,577)